Commitments	9 Months Ended
Sep. 30, 2020
Commitments
Commitments

13 Commitments

Future payments for non-cancellable leases

The Group has various lease contracts in relation to the expansion of the Rostock headquarters and leasing of the Frankfurt laboratory, Airport Berlin, Airport Düsseldorf, Airport Frankfurt and additional laboratory space in Hamburg. The future lease payments and utilities for these non-cancellable lease contracts are EUR 380k within one year, EUR 1,838k within five years and EUR 5,012k thereafter (December 31, 2019: EUR nil).

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts. The future lease payments for these non-cancellable lease contracts are EUR 75k within one year (December 31,2019: EUR 72k) and EUR 23k within five years (December 31, 2019: EUR 36k).

Future payment obligations

As of September 30, 2020, the Group concluded agreements with suppliers, for goods and services to be provided subsequent to September 30, 2020 with a total payment obligation of approximately EUR 7,131k (December 31, 2019: EUR 802k).